Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Adjustments Resulting From Foreign Currency Translations	Amounts charged or credited to the Consolidated Statements of Operations for the years ended December 31, 2019, December 31, 2018 and December 31, 2017 were as follows:

	Year ended December 31,
	2019	2018	2017
	(in thousands)
Amounts charged/(credited)	$590	$(3,876)	$7,760

Estimated Useful Lives of Assets	Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Computer equipment and software	2-8
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5